Earnings per share - Calculation (Details) - GBP (£) £ / shares in Units, £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Before tax
Adjusted IFRS operating profit (loss) based on longer-term investment returns		£ 4,827	£ 4,699	£ 4,256
Short-term fluctuations in investment returns on shareholder-backed business		(558)	(1,563)	(1,678)
Amortisation of acquisition accounting adjustments		(46)	(63)	(76)
Cumulative exchange gain on sold business recycled from other comprehensive income			61
(Loss) gain to disposal of businesses and corporate transactions		(588)	162	227
Profit (loss) before tax attributable to shareholders	[1]	3,635	3,296	2,275
Tax
Based on operating profit based on longer-term investment returns		(792)	(971)	(894)
Short-term fluctuations in investment returns on shareholder-backed business		53	572	519
Amortisation of acquisition accounting adjustments		9	20	(25)
(Loss) profit attaching to disposal of businesses and corporate transactions		108	(82)	(4)
Impact of US Tax Reform			(445)
Based on profit for the year		(622)	(906)	(354)
Non-controlling interests
Based on operating profit based on longer-term investment returns		(3)	(1)
Based on profit for the year		(3)	(1)
Net of tax and non-controlling interests
Based on operating profit based on longer-term investment returns		4,032	3,727	3,362
Short-term fluctuations in investment returns on shareholder-backed business		(505)	(991)	(1,159)
Amortisation of acquisition accounting adjustments		(37)	(43)	(51)
Cumulative exchange gain on sold business recycled from other comprehensive income			61
(Loss) profit attaching to disposal of businesses and corporate transactions		(480)	80	231
Impact of US Tax Reform			(445)
Profit for the year attributable to equity holders of the Company		£ 3,010	£ 2,389	£ 1,921
Basic earnings per share
Based on operating profit based on longer-term investment returns (in GBP per share)		£ 1.566	£ 1.452	£ 1.313
Short-term fluctuations in investment returns on shareholder-backed business (in GBP per share)		(0.197)	(0.386)	(0.453)
Amortisation of acquisition accounting adjustments (in GBP per share)		(0.014)	(0.017)	(0.020)
Cumulative exchange gain on sold business recycled from other comprehensive income (in GBP per share)			0.024
(Loss) profit attaching to disposal of businesses and corporate transactions (in GBP per share)		(0.186)	0.031	(0.090)
Impact of US Tax Reform (in GBP per share)			(0.173)
Based on profit for the year (in GBP per share)		1.169	0.931	0.750
Diluted earnings per share
Based on operating profit based on longer-term investment returns (in GBP per share)		1.565	1.451	1.312
Short-term fluctuations in investment returns on shareholder-backed business (in GBP per share)		(0.197)	(0.386)	(0.452)
Amortisation of acquisition accounting adjustments (in GBP per share)		(0.014)	(0.017)	(0.020)
Cumulative exchange gain on sold business recycled from other comprehensive income (in GBP per share)			0.024
(Loss) profit attaching to disposal of businesses and corporate transactions (in GBP per share)		(0.186)	0.031	(0.090)
Impact of US Tax Reform (in GBP per share)			(0.173)
Based on profit for the year (in GBP per share)		£ 1.168	£ 0.930	£ 0.750

[1]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for taxes borne by policyholders.